AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Information Technology – 36.2%
Communications Equipment – 6.5%
Ciena Corp.(a)	55,657	$2,857,987
Lumentum Holdings, Inc.(a)	44,913	3,752,032
Motorola Solutions, Inc.	19,842	4,609,694

		11,219,713

Electronic Equipment, Instruments & Components – 6.0%
Flex Ltd.(a)	238,281	4,212,808
Keysight Technologies, Inc.(a)	16,228	2,666,098
TE Connectivity Ltd.	25,023	3,433,656

		10,312,562

IT Services – 8.0%
MAXIMUS, Inc.	29,808	2,480,025
PayPal Holdings, Inc.(a)	13,761	3,580,750
Square, Inc. - Class A(a)	11,531	2,765,595
Twilio, Inc. - Class A(a)	4,622	1,474,649
Visa, Inc. - Class A	15,317	3,411,862

		13,712,881

Semiconductors & Semiconductor Equipment – 6.4%
Cree, Inc.(a)	21,338	1,722,617
Monolithic Power Systems, Inc.	6,383	3,093,712
NVIDIA Corp.	11,960	2,477,634
NXP Semiconductors NV	18,589	3,641,027

		10,934,990

Software – 7.0%
Adobe, Inc.(a)	6,597	3,798,025
ANSYS, Inc.(a)	6,930	2,359,319
Coinbase Global, Inc.(a) (b)	6,473	1,472,478
Microsoft Corp.	15,381	4,336,212

		11,966,034

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	28,107	3,977,141

		62,123,321

Health Care – 19.2%
Health Care Equipment & Supplies – 10.7%
Alcon, Inc.	47,266	3,803,495
Becton Dickinson and Co.	10,895	2,678,209
Danaher Corp.	16,894	5,143,210
Koninklijke Philips NV (ADR)	69,730	3,098,801
STERIS PLC	17,761	3,628,217

		18,351,932

Health Care Providers & Services – 3.7%
Laboratory Corp. of America Holdings(a)	15,031	4,230,324
UnitedHealth Group, Inc.	5,639	2,203,383

		6,433,707

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 4.8%
Bio-Rad Laboratories, Inc. - Class A(a)	6,075	$4,531,646
Bruker Corp.	46,413	3,624,855

		8,156,501

		32,942,140

Industrials – 15.4%
Aerospace & Defense – 1.8%
Hexcel Corp.(a)	51,742	3,072,957

Building Products – 2.4%
Trex Co., Inc.(a)	40,397	4,117,666

Commercial Services & Supplies – 4.0%
Tetra Tech, Inc.	16,071	2,400,043
Waste Management, Inc.	30,085	4,493,496

		6,893,539

Electrical Equipment – 4.2%
Rockwell Automation, Inc.	13,517	3,974,539
Vestas Wind Systems A/S (Sponsored ADR)(b)	241,410	3,263,863

		7,238,402

Machinery – 3.0%
Deere & Co.	7,302	2,446,681
Xylem, Inc./NY	21,485	2,657,265

		5,103,946

		26,426,510

Financials – 10.0%
Banks – 3.1%
SVB Financial Group(a)	8,242	5,331,585

Capital Markets – 5.0%
Intercontinental Exchange, Inc.	30,991	3,558,387
MSCI, Inc. - Class A	8,138	4,950,671

		8,509,058

Insurance – 1.9%
Aflac, Inc.	63,556	3,313,174

		17,153,817

Consumer Discretionary – 8.0%
Auto Components – 1.7%
Aptiv PLC(a)	19,377	2,886,592

Household Durables – 1.8%
TopBuild Corp.(a)	14,970	3,066,006

Specialty Retail – 2.3%
Home Depot, Inc. (The)	11,961	3,926,318

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	26,846	3,898,844

		13,777,760

Company	Shares	U.S. $ Value

Utilities – 4.1%
Electric Utilities – 2.3%
NextEra Energy, Inc.	50,292	$3,948,928

Water Utilities – 1.8%
American Water Works Co., Inc.	18,360	3,103,574

		7,052,502

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.8%
SBA Communications Corp.	9,126	3,016,781

Consumer Staples – 1.4%
Household Products – 1.4%
Procter & Gamble Co. (The)	16,909	2,363,878

Total Common Stocks (cost $102,372,328)		164,856,709

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $6,420,468)	6,420,468	6,420,468

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $108,792,796)		171,277,177

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,878,791)	1,878,791	1,878,791

Total Investments – 100.9% (cost $110,671,587)(f)		173,155,968
Other assets less liabilities – (0.9)%		(1,526,739)

Net Assets – 100.0%		$171,629,229

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,541,146 and gross unrealized depreciation of investments was $(1,056,765), resulting in net unrealized appreciation of $62,484,381.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$164,856,709	$-0-	$-0-	$164,856,709
Short-Term Investments:
Investment Companies	6,420,468	-0-	-0-	6,420,468
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,878,791	-0-	-0-	1,878,791

Total Investments in Securities	173,155,968	-0-	-0-	173,155,968
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$173,155,968	$-0-	$-0-	$173,155,968

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,523	$72,838	$75,941	$6,420	$1
Government Money Market Portfolio*	178	26,177	24,476	1,879	0	**
Total				$8,299	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.